12. REVENUES (Tables)	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Schedule of revenues
	For the three months ended March 31
	2018	2017
Product Sales	$2,868,630	$367,089
Maintenance Fees	5,448	3,600
Professional Services	1,894	–
Total Revenues	$2,875,972	$370,689